Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments	2
CODM of segment description	The Company’s chief operating decision maker (CODM) has been identified as the Chief Executive Officer, Darren Hoo.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer